CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current Assets:
Cash and cash equivalents	$ 31,567	$ 23,962
Short-term bank deposits	5,913	8,414
Accounts receivable (net of allowance of $789 and $609 at December 31, 2016 and 2017, respectively)	62,830	71,346
Prepaid expenses and other current assets	13,955	10,036
Total Current Assets	114,265	113,758
Property and equipment, net	17,476	14,205
Intangible assets, net	11,309	44,018
Goodwill	125,051	190,737
Deferred taxes	4,798	4,117
Other assets	1,128	1,617
Total Assets	274,027	368,452
Current Liabilities:
Accounts payable	39,180	38,293
Accrued expenses and other liabilities	17,784	17,466
Short-term loans and current maturities of long-term and convertible debt	13,989	17,944
Deferred revenues	5,271	5,354
Payment obligation related to acquisitions	5,146	7,653
Total Current Liabilities	81,370	86,710
Long-Term Liabilities:
Long-term debt, net of current maturities	30,026	37,928
Convertible debt, net of current maturities	16,693	21,862
Deferred taxes		8,087
Other long-term liabilities	7,606	5,721
Total Liabilities	135,695	160,308
Commitments and Contingencies
Shareholders' Equity:
Ordinary shares of ILS 0.01 par value - Authorized: 120,000,000 shares; Issued: 77,569,088 and 77,896,088 shares at December 31, 2016 and 2017, respectively; Outstanding: 77,223,069 and 77,550,069 shares at December 31, 2016 and 2017, respectively	211	210
Additional paid-in capital	236,975	234,831
Treasury shares at cost (346,019 shares at December 31, 2016 and 2017)	(1,002)	(1,002)
Accumulated other comprehensive income (loss)	532	(265)
Accumulated deficit	(98,384)	(25,630)
Total Shareholders' Equity	138,332	208,144
Total Liabilities and Shareholders' Equity	$ 274,027	$ 368,452